UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23383

LORD ABBETT CREDIT OPPORTUNITIES FUND

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2024

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Credit Opportunities Fund

For the six-month period ended June 30, 2024

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Holdings Presented by Sector

3	Schedule of Investments

16	Statement of Assets and Liabilities

18	Statement of Operations

19	Statements of Changes in Net Assets

20	Financial Highlights

22	Notes to Financial Statements

40	Supplemental Information to Shareholders

Lord Abbett Credit Opportunities Fund
Semiannual Report

For the six-month period ended June 30, 2024

From left to right: John Shaffer, Independent Trustee and Chair of the Lord Abbett Alternatives Funds and Steven F. Rocco, Interested Trustee, President and Chief Executive Officer of the Lord Abbett Alternatives Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Credit Opportunities Fund for the six-month period ended June 30, 2024. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Steven F. Rocco

Trustee, President and Chief Executive Officer

Portfolio Holdings Presented by Sector

June 30, 2024

Sector*	%**
Asset Backed Securities	30.64%
Communications	3.47%
Consumer, Cyclical	8.34%
Consumer, Non-cyclical	4.31%
Energy	25.68%
Financial	5.48%
Industrial	10.15%
Investments in Underlying Funds	0.94%
Mortgage-Backed Securities	0.53%
Utilities	0.55%
Repurchase Agreements	9.91%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 85.69%

ASSET-BACKED SECURITIES 30.57%

Automobiles 12.86%
Ally Auto Receivables Trust Series 2024-1 Class CERT†	Zero Coupon		2/16/2032	$30,890		$15,595,351
CAL Receivables LLC Series 2022-1 Class B†	9.683% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	28,233,122		28,217,264
Carvana Auto Receivables Trust Series 2021-N1 Class R†	Zero Coupon		1/10/2028	10,000	(a)	1,028,563
Exeter Automobile Receivables Trust Series 2020-2A Class R†	Zero Coupon		9/15/2032	35,000		18,578,224
Exeter Automobile Receivables Trust Series 2021-1 Class R	Zero Coupon		7/15/2033	11,036		7,953,036
Exeter Automobile Receivables Trust Series 2021-1A Class R	Zero Coupon		2/15/2033	16,020		11,745,870
Exeter Automobile Receivables Trust Series 2021-4A Class R†	Zero Coupon		12/15/2033	28,050	(a)	4,410,414	(b)
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	23,699,000		24,972,378
Exeter Automobile Receivables Trust Series 2024-2 Class E†	7.98%		10/15/2031	15,000,000		15,155,217
Exeter Automobile Receivables Trust Series 2024-3A Class E†	7.84%		10/15/2031	9,500,000		9,556,385
Flagship Credit Auto Trust Series 2020-4 Class R†	Zero Coupon		7/17/2028	17,826	(a)	1,614,759	(b)
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%		7/15/2030	19,190,000		20,334,829
GLS Auto Receivables Issuer Trust Series 2023-3A Class E†	9.27%		8/15/2030	9,950,000		10,405,211
GLS Auto Receivables Issuer Trust Series 2023-4A Class E†	9.72%		8/15/2030	10,980,000		11,679,725
GLS Auto Receivables Issuer Trust Series 2024-2A Class E†	7.98%		5/15/2031	8,250,000		8,338,372
PenFed Auto Receivables Owner Trust Series 2022-A Class R1†	Zero Coupon		6/17/2030	30,000		3,363,159
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%		5/15/2032	7,600,000		8,179,498
Santander Bank Auto Credit-Linked Notes Series 2022-C Class E†	11.366%		12/15/2032	1,572,311		1,607,869
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	32,000,000		35,133,504

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%		4/15/2032	$5,860,000	$5,844,160
VStrong Auto Receivables Trust Series 2024-A Class E†	10.12%		7/15/2031	33,915,000	34,188,823
Total					277,902,611

Credit Card 0.45%
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class C†	5.75%		12/15/2028	6,500,000	6,233,877
Genesis Sales Finance Master Trust Series 2021-AA Class F†	5.59%		12/21/2026	4,000,000	3,480,921
Total					9,714,798

Other 17.26%
720 East CLO Ltd. Series 2023-2A Class E†	13.899% (3 mo. USD Term SOFR + 8.57%	)#	10/15/2036	10,000,000	10,593,379
720 East CLO V Ltd. Series 2024-2A Class D†	8.833% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2037	8,250,000	8,278,847
Affirm Asset Securitization Trust Series 2023-X1 Class CERT†	Zero Coupon		11/15/2028	453,258	4,755,039
Affirm Asset Securitization Trust Series 2024-X1 Class CERT†	Zero Coupon		5/15/2029	33,333	3,001,203
AGL CLO 30 Ltd. Series 2024-30A Class E†	12.079% (3 mo. USD Term SOFR + 6.75%	)#	4/21/2037	13,610,000	14,030,903
AMMC CLO 30 Ltd. Series 2024-30A Class E†	13.021% (3 mo. USD Term SOFR + 7.73%	)#	1/15/2037	8,250,000	8,477,970
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	11.065% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	4,550,000	4,572,750
Avant Loans Funding Trust Series 2021-REV1 Class E†	6.41%		7/15/2030	3,931,000	3,619,625
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR†	12.579% (3 mo. USD Term SOFR + 7.25%	)#	7/15/2034	5,000,000	5,024,236
Ballyrock CLO 23 Ltd. Series 2023-23A Class C†	10.524% (3 mo. USD Term SOFR + 5.20%	)#	4/25/2036	5,300,000	5,430,302
Ballyrock CLO 24 Ltd. Series 2023-24A Class SUB†	Zero Coupon	#(c)	7/15/2036	11,250,000	9,796,833

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Ballyrock CLO 26 Ltd. Series 2024-26A Class SUB†	Zero Coupon	#(c)	7/25/2037		$8,100,000	$6,690,600
Carlyle U.S. CLO Ltd. Series 2021-5A Class E†	11.836% (3 mo. USD Term SOFR + 6.51%	)#	7/20/2034		8,125,000	8,171,044
Cedar Funding XVIII CLO Ltd. Series 2024-18A Class D†	9.187% (3 mo. USD Term SOFR + 3.90%	)#	4/23/2037		13,500,000	13,830,785
CIFC Funding Ltd. Series 2024-1A Class D†	9.00% (3 mo. USD Term SOFR + 3.70%	)#	4/18/2037		6,750,000	6,918,513
Dryden 115 CLO Ltd. Series 2024-115A Class E†	12.401% (3 mo. USD Term SOFR + 7.10%	)#	4/18/2037		9,570,000	9,831,085
Elmwood CLO 20 Ltd. Series 2022-7A Class SUB†	Zero Coupon	#(c)	1/17/2037		25,290,000	18,305,883
Empower CLO Ltd. Series 2024-2A Class E†	11.376% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		9,540,000	9,587,700
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	11,070,000	7,746,027
Generate CLO 13 Ltd. Series 2023-13A Class D1†	10.325% (3 mo. USD Term SOFR + 5.00%	)#	1/20/2037		$7,000,000	7,152,025
Generate CLO 13 Ltd. Series 2023-13A Class E†	13.365% (3 mo. USD Term SOFR + 8.04%	)#	1/20/2037		7,000,000	7,407,270
Generate CLO 14 Ltd. Series 2024-14A Class D†	9.325% (3 mo. USD Term SOFR + 4.00%	)#	4/22/2037		13,450,000	13,516,762
Generate CLO 15 Ltd. Series 2024-15A Class D†	9.071% (3 mo. USD Term SOFR + 3.75%	)#	7/20/2037		3,730,000	3,812,609
Generate CLO 16 Ltd. Series 2024-16A Class E†	11.471% (3 mo. USD Term SOFR + 6.15%	)#	7/20/2037		7,375,000	7,411,875
HINNT LLC Series 2024-A Class D†	7.00%		3/15/2043		3,514,392	3,419,082
Madison Park Funding XLVII Ltd. Series 2020-47A Class DR†	9.227% (3 mo. USD Term SOFR + 3.90%	)#	4/19/2037		12,500,000	12,562,316
Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A Class E†	11.069% (3 mo. USD Term SOFR + 5.75%	)#	7/24/2037		7,050,000	7,085,250
New Mountain CLO 5 Ltd. Series CLO-5A Class SUB†	Zero Coupon	#(c)	4/20/2036		16,450,000	14,065,480	(b)
OCP CLO Ltd. Series 2023-26A Class SUB†	Zero Coupon	#(c)	4/17/2036		22,000,000	16,786,698

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(d)	Zero Coupon		7/15/2027	$2,000,000	(a)	$213,862	(b)
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(d)	Zero Coupon	#(c)	11/15/2027	2,153,846	(a)	129
Perimeter Master Note Business Trust	5.19%		5/15/2027	5,000,000		4,394,218
Perimeter Master Note Business Trust	8.13%		5/15/2027	25,000,000		20,838,800
Rad CLO 20 Ltd. Series 2023-20A Class D†	10.325% (3 mo. USD Term SOFR + 5.00%	)#	7/20/2036	6,500,000		6,732,412
Rad CLO 20 Ltd. Series 2023-20A Class E†	13.405% (3 mo. USD Term SOFR + 8.08%	)#	7/20/2036	11,250,000		11,782,545
Rad CLO 22 Ltd. Series 2023-22A Class SUB†	Zero Coupon	#(c)	1/20/2037	18,914,000		16,046,474
Rad CLO 23 Ltd. Series 2024-23A Class E†	12.035% (3 mo. USD Term SOFR + 6.75%	)#	4/20/2037	4,900,000		5,033,552
SCF Equipment Leasing LLC Series 2022-2A Class F1†	6.50%		6/20/2035	42,622,000		39,811,075
Stratus Static CLO Ltd. Series 2024-3A Class DR†	8.918% (3 mo. USD Term SOFR + 3.60%	)#	10/20/2031	6,290,000		6,326,150
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	9.575% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2037	9,750,000		10,089,390
Total						373,150,698
Total Asset-Backed Securities (cost $691,961,233)						660,768,107

				Shares
COMMON STOCKS 0.02%

Energy Equipment & Services 0.01%
Nine Energy Service, Inc.*				135,595		227,800

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*				2,785		125,325
Total Common Stocks (cost $623,195)						353,125

				Principal Amount‡
CONVERTIBLE BONDS 0.65%

Oil & Gas 0.47%
Nabors Industries, Inc.	1.75%		6/15/2029	$14,000,000		10,206,000

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Real Estate 0.18%
Sunac China Holdings Ltd. (China)†(e)	Zero Coupon		9/30/2028			$18,058,440	$3,629,746
Sunac China Holdings Ltd. (China)†(e)	1.00%		9/30/2032			2,852,145	192,520
Total							3,822,266
Total Convertible Bonds (cost $23,344,528)							14,028,266

CORPORATE BONDS 48.69%

Aerospace/Defense 1.59%
Spirit AeroSystems, Inc.	4.60%		6/15/2028			36,731,000	34,438,883

Airlines 1.78%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(e)	6.375%		2/1/2030			48,765,000	38,371,579

Building Materials 1.76%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			57,532,000	37,985,405

Commercial Services 3.06%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029			33,151,000	29,052,051
BCP V Modular Services Finance PLC	6.75%		11/30/2029		EUR	40,914,000	37,134,795
Total							66,186,846

Diversified Financial Services 4.51%
Armor Holdco, Inc.†	8.50%		11/15/2029			$21,158,000	20,180,257
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(e)	6.50%		9/15/2024			51,827,855	48,984,984
Osaic Holdings, Inc.†	10.75%		8/1/2027			14,113,000	14,541,965
SCF Preferred Equity LLC†	7.50% (5 yr. CMT + 6.73%	)#	–	(f)		15,000,000	13,724,914
Total							97,432,120

Environmental Control 0.49%
Madison IAQ LLC†	5.875%		6/30/2029			11,395,000	10,612,721

Internet 1.62%
EquipmentShare.com, Inc.†	9.00%		5/15/2028			33,824,000	34,947,769

Media 1.56%
AMC Networks, Inc.	4.25%		2/15/2029			45,021,000	30,422,207
CSC Holdings LLC†	4.625%		12/1/2030			9,079,000	3,315,125
Total							33,737,332

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 22.30%
Berry Petroleum Co. LLC†	7.00%	2/15/2026	$22,310,000	$22,072,461
Comstock Resources, Inc.†	5.875%	1/15/2030	56,834,000	52,924,662
Crescent Energy Finance LLC†	7.625%	4/1/2032	41,877,000	42,709,766
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	51,355,000	53,589,558
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%	5/15/2034	31,596,000	31,274,062
Kosmos Energy Ltd.†	7.50%	3/1/2028	12,869,000	12,288,316
Nabors Industries Ltd.†	7.50%	1/15/2028	34,554,000	33,003,873
Rockcliff Energy II LLC†	5.50%	10/15/2029	45,951,000	43,043,096
Saturn Oil & Gas, Inc. (Canada)†(e)	9.625%	6/15/2029	37,000,000	37,374,930
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(e)	9.625%	4/15/2029	57,990,000	55,508,144
Transocean, Inc.	7.50%	4/15/2031	57,942,000	54,404,146
Valaris Ltd.†	8.375%	4/30/2030	20,240,000	20,970,219
Vital Energy, Inc.†	7.875%	4/15/2032	4,871,000	4,955,366
W&T Offshore, Inc.†	11.75%	2/1/2026	17,486,000	18,001,505
Total				482,120,104

Oil & Gas Services 1.73%
Nine Energy Service, Inc.	13.00%	2/1/2028	31,437,000	25,958,710
Oceaneering International, Inc.	6.00%	2/1/2028	11,470,000	11,350,037
Total				37,308,747

Real Estate 0.23%
CIFI Holdings Group Co. Ltd. (China)(e)(g)	4.375%	4/12/2027	2,000,000	225,000
CIFI Holdings Group Co. Ltd. (China)(e)(g)	5.25%	5/13/2026	1,800,000	202,500
CIFI Holdings Group Co. Ltd. (China)(e)(g)	6.00%	7/16/2025	7,000,000	754,040
Kaisa Group Holdings Ltd. (China)(e)(g)	10.50%	1/15/2025	5,000,000	181,250
Kaisa Group Holdings Ltd. (China)(e)(g)	11.95%	11/12/2023	2,300,000	83,375
Logan Group Co. Ltd. (China)(e)(g)	4.50%	1/13/2028	4,000,000	358,320
Logan Group Co. Ltd. (China)(e)(g)	5.25%	2/23/2023	8,000,000	680,000
Shimao Group Holdings Ltd. (Hong Kong)(e)(g)	3.45%	1/11/2031	7,277,000	363,850
Shimao Group Holdings Ltd. (Hong Kong)(e)(g)	5.20%	1/16/2027	26,223,000	1,357,040
Sunac China Holdings Ltd. (China)†(e)	6.00%	9/30/2026	734,427	97,312
Sunac China Holdings Ltd. (China)†(e)	6.25%	9/30/2027	735,318	85,517
Sunac China Holdings Ltd. (China)†(e)	6.50%	9/30/2027	1,472,423	161,967
Sunac China Holdings Ltd. (China)†(e)	6.75%	9/30/2028	2,211,310	227,674
Sunac China Holdings Ltd. (China)†(e)	7.00%	9/30/2029	2,213,984	204,794
Sunac China Holdings Ltd. (China)†(e)	7.25%	9/30/2030	1,041,261	93,713
Total				5,076,352

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Retail 6.16%
BCPE Ulysses Intermediate, Inc.†	7.75%		4/1/2027	$30,946,000	$30,199,657
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	48,807,000	35,666,657
LBM Acquisition LLC†	6.25%		1/15/2029	18,644,000	16,497,835
Park River Holdings, Inc.†	5.625%		2/1/2029	41,659,000	32,983,530
Park River Holdings, Inc.†	6.75%		8/1/2029	21,640,000	17,806,097
Total					133,153,776

Telecommunications 1.90%
Viasat, Inc.†	7.50%		5/30/2031	61,732,000	41,085,032
Total Corporate Bonds (cost $1,083,050,638)					1,052,456,666

FLOATING RATE LOANS(h) 4.22%

Building Materials 0.53%
ACProducts, Inc. 2021 Term Loan B	9.846% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	4,852,494	4,126,633
Cornerstone Building Brands, Inc. 2024 Term Loan B	9.829% (1 mo. USD Term SOFR + 4.50%	)	5/2/2031	7,295,000	7,264,617
Total					11,391,250

Commercial Services 1.16%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	9.194% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028	7,864,782	7,843,429
Grant Thornton Advisors LLC Term Loan B	8.597% (3 mo. USD Term SOFR + 3.25%	)	6/2/2031	17,168,471	17,239,119
Total					25,082,548

Containers & Packaging 0.69%
Berlin Packaging LLC 2024 Term Loan B	9.19% (3 mo. USD Term SOFR + 3.75%	)	6/9/2031	10,131,000	10,165,547
Tosca Services LLC 2021 Term Loan	–	(i)	8/18/2027	5,642,555	4,750,833
Total					14,916,380

Housing 0.09%
Oscar AcquisitionCo LLC Term Loan B	–	(i)	4/29/2029	1,923,519	1,927,616

Internet Companies 0.55%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.694% (1 mo. USD Term SOFR + 6.25%	)	11/5/2029	12,000,001	11,970,001

Oil & Gas 1.09%
Petroleos Mexicanos 2023 Term Loan (Mexico)(e)	–	(i)	11/30/2026	23,593,862	23,534,878

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pharmaceuticals 0.08%
Canopy Growth Corp. Term Loan (Canada)(e)	13.958% (1 mo. USD Term SOFR + 8.50%	)	3/18/2026	$1,898,271		$1,694,207

Recreation & Travel 0.03%
United FP Holdings LLC 2019 2nd Lien Term Loan	14.091% (3 mo. USD Term SOFR + 8.50%	)	12/30/2027	1,000,000		725,000
Total Floating Rate Loans (cost $91,280,589)						91,241,880

INVESTMENTS IN UNDERLYING FUNDS 0.93%
Lord Abbett Private Credit Fund 1, LP(j)(k) (cost $20,194,175)				20,194,175	(l)	20,194,175

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.56%
CF Trust Series 2019-BOSS Class B1A†	16.876% (1 mo. USD Term SOFR + 11.55%	)#	12/15/2024	1,100,000		1,000,312	(b)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(m)	6/10/2027	614,619		12,926
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	12.144% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	15,790,000	(a)	10,387,510	(b)
Laurel Road Prime Student Loan Trust Series 2019-A Class R†	Zero Coupon		10/25/2048	2,709,666		666,307
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	225,000		4,744
Total Non-Agency Commercial Mortgage-Backed Securities (cost $18,924,551)						12,071,799

	Dividend Rate			Shares

PREFERRED STOCKS 0.05%

Transportation Infrastructure 0.05%
ACBL Holdings Corp. (cost $397,275)	Zero Coupon			15,891		1,032,915

	Exercise Price		Expiration Date

WARRANTS 0.00%

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.* (cost $34,898)	$3.20		12/31/2099	9,971		25,755
Total Long-Term Investments (cost $1,929,811,082)						1,852,172,688

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 14.19%

COMMERCIAL PAPER 4.29%

Electronics 1.42%
Jabil, Inc.†	5.954%	7/1/2024	$30,800,000	$30,800,000

Gas 0.55%
WGL Holdings, Inc.†	5.999%	7/11/2024	12,000,000	11,980,334

Pipelines 0.05%
Targa Resources Corp.†	5.883%	7/1/2024	1,000,000	1,000,000

Retail 0.36%
Walgreens Boots Alliance, Inc.†	6.408%	7/8/2024	7,750,000	7,740,506

Shipbuilding 1.91%
Huntington Ingalls Industries, Inc.†	5.946%	7/1/2024	16,250,000	16,250,000
Huntington Ingalls Industries, Inc.†	5.946%	7/3/2024	25,000,000	24,991,861
Total				41,241,861
Total Commercial Paper (cost $92,762,701)				92,762,701

REPURCHASE AGREEMENTS 9.90%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $59,201,100 of U.S. Treasury Note at 0.750% due 04/30/2026; value: $55,114,343; proceeds: $54,046,259 (cost $54,033,651)			54,033,651	54,033,651
Repurchase Agreement dated 6/28/2024, 5.230% due 7/1/2024 with JPMorgan Securities LLC collateralized by $161,820,500 of U.S. Treasury Note at 4.875% due 4/30/2026; value: $163,265,306; proceeds: $160,069,733 (cost $160,000,000)			160,000,000	160,000,000
Total Repurchase Agreements (cost $214,033,651)				214,033,651
Total Short-Term Investments (cost $306,796,352)				306,796,352
Total Investments in Securities 99.88% (cost $2,236,607,434)				2,158,969,040
Other Assets and Liabilities – Net(n) 0.12%				2,600,226
Net Assets 100.00%				$2,161,569,266

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $1,579,035,462, which represents 73.05% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2024

*	Non-income producing security.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(o) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2024.
(i)	Interest Rate to be determined.
(j)	Affiliated funds (See Note 12).
(k)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At June 30, 2024, the value of restricted securities (excluding 144A issues) amounted to $20,194,175 or 0.93% of net assets.
(l)	Principal amount represents partnership interest.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at June 30, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Value
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2026	$35,000,000	$(83,359)	$(80,956)	$(164,315)
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2027	10,000,000	(10,949)	(48,715)	(59,664)
General Motors Co.(4)	Bank of America	5.00%	6/20/2028	25,000,000	(2,617,375)	(1,140,960)	(3,758,335)
General Motors Co.(4)	Bank of America	5.00%	12/20/2028	5,000,000	(561,379)	(236,933)	(798,312)
					$(3,273,062)	$(1,507,564)	$(4,780,626)

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at June 30, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S42(4)	Bank of America	5.00%	6/20/2029	$126,660,000	$8,179,578	$(272,146)	$7,907,432
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	12/20/2024	3,946,000	(77,828)	82,410	4,582
					$8,101,750	$(189,736)	$7,912,014

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2024

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Boeing Co.(4)	Bank of America	1.00%	6/20/2029	$19,600,000	$(376,650)	$50,227	$(326,423)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $132,637. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,779,710.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at June 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	8/20/2024	42,534,000	$46,435,201	$45,657,690	$777,511

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	8/20/2024	2,875,000	$ 3,115,936	$ 3,086,140	$(29,796)
Euro	Buy	Goldman Sachs	8/20/2024	1,689,000	1,844,053	1,813,040	(31,013)
Canadian dollar	Sell	Toronto Dominion Bank	8/9/2024	10,575,000	7,712,307	7,736,712	(24,405)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(85,214)

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$271,877,438	$6,025,173	$277,902,611
Other	–	358,871,356	14,279,342	373,150,698
Remaining Industries	–	9,714,798	–	9,714,798
Common Stocks
Transportation Infrastructure	–	125,325	–	125,325
Remaining Industries	227,800	–	–	227,800
Convertible Bonds	–	14,028,266	–	14,028,266
Corporate Bonds	–	1,052,456,666	–	1,052,456,666
Floating Rate Loans	–	91,241,880	–	91,241,880
Investments in Underlying Funds	–	20,194,175	–	20,194,175
Non-Agency Commercial
Mortgage-Backed Securities	–	683,977	11,387,822	12,071,799
Preferred Stocks	–	1,032,915	–	1,032,915
Warrants	–	25,755	–	25,755
Short-Term Investments
Commercial Paper	–	92,762,701	–	92,762,701
Repurchase Agreements	–	214,033,651	–	214,033,651
Total	$227,800	$2,127,048,903	$31,692,337	$2,158,969,040
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$7,912,014	$–	$7,912,014
Liabilities	–	(5,107,049)	–	(5,107,049)
Forward Foreign Currency Exchange Contracts
Assets	–	777,511	–	777,511
Liabilities	–	(85,214)	–	(85,214)
Total	$–	$3,497,262	$–	$3,497,262

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2024

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2024	$23,133,411	$3,680,564	$112,500
Accrued Discounts (Premiums)	73,460	35,871	484
Realized Gain (Loss)	–	(88,576)	(11,139,380)
Change in Unrealized Appreciation (Depreciation)	8,516,572	(4,412)	12,342,544
Purchases	12,892,688	–	–
Sales	(8,957,367)	(3,623,447)	(100,000)
Transfers into Level 3(a)	5,578,029	–	10,171,674
Transfers out of Level 3(a)	(20,932,278)	–	–
Balance as of June 30, 2024	$20,304,515	–	$11,387,822
Change in unrealized appreciation/depreciation for the period ended June 30, 2024, related to Level 3 investments held at June 30, 2024	$8,516,572	–	$1,215,664

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	15

Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value (cost $2,216,413,259)	$2,138,774,865
Investments in underlying funds, at fair value (cost $20,194,175)	20,194,175
Cash at brokers for forwards, swap contracts and TBA collateral	889,601
Deposits with brokers for forwards and swap contracts collateral	20,396,803
Foreign cash, at value (cost $92,787)	92,692
Receivables:
Interest and dividends	32,046,905
Capital shares sold	11,128,210
Investment securities sold	8,994,453
Variation margin for centrally cleared swap contracts agreements	3,049,043
Unrealized appreciation on forward foreign currency exchange contracts	777,511
Prepaid expenses and other assets	87,839
Total assets	2,236,432,097
LIABILITIES:
Payables:
Investment securities purchased	52,473,149
To broker	3,175,553
Management fee	2,160,912
To brokers for forwards, swap contracts and TBA collateral	889,601
Distribution and Servicing Plan	566,457
To bank	95,374
Fund administration	69,149
Trustees’ fees	44,566
Unrealized depreciation on forward foreign currency exchange contracts	85,214
Distributions payable	15,276,431
Accrued expenses and other liabilities	26,425
Total liabilities	74,862,831
NET ASSETS	$2,161,569,266
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,292,708,335
Total distributable earnings (loss)	(131,139,069)
Net Assets	$2,161,569,266

16	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2024

Net assets by class:
Institutional Class Shares	$1,216,053,882
Class A Shares	$739,517,101
Class U Shares	$205,998,283

Outstanding shares by class:
Institutional Class Shares	135,636,041
Class A Shares	82,493,416
Class U Shares	22,973,050

Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Institutional Class Shares-Net asset value	$8.97
Class A Shares-Net asset value	$8.96
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$9.19
Class U Shares-Net asset value	$8.97

See Notes to Financial Statements.	17

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends	$19,864
Interest and other	97,738,585
Dividend income from underlying funds (See Note 12)	277,622
Total investment income	98,036,071
Expenses:
Management fee	11,796,743
Distribution and Servicing Plan–Class A	2,453,895
Distribution and Servicing Plan–Class U	613,174
Fund administration	377,496
Shareholder servicing	312,893
Professional	196,290
Registration	97,163
Reports to shareholders	85,678
Trustees’ fees	47,884
Custody	18,285
Other	63,416
Gross expenses	16,062,917
Fees waived and expenses reimbursed (See Note 3)	(18,285)
Net expenses	16,044,632
Net investment income	81,991,439
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(14,163,716)
Net realized gain (loss) on forward foreign currency exchange contracts	369,237
Net realized gain (loss) on swap contracts	5,796,490
Net realized gain (loss) on foreign currency related transactions	(410,341)
Net change in unrealized appreciation/depreciation on investments	39,064,807
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	2,111,316
Net change in unrealized appreciation/depreciation on swap contracts	(885,743)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(73,402)
Net realized and unrealized gain (loss)	31,808,648
Net Increase in Net Assets Resulting From Operations	$113,800,087

18	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$81,991,439	$140,076,620
Net realized gain (loss) on investments, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(8,408,330)	(42,972,435)
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts, swap contracts and translation of assets and liabilities denominated in foreign currencies	40,216,978	47,462,104
Net increase in net assets resulting from operations	113,800,087	144,566,289
Distributions to Shareholders
Institutional Class	(55,965,261)	(78,452,098)
Class A	(31,741,812)	(46,174,830)
Class U	(7,944,365)	(6,044,636)
Total distribution to shareholders	(95,651,438)	(130,671,564)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	524,926,574	645,407,379
Reinvestment of distributions	31,939,779	45,094,768
Cost of shares reacquired	(85,046,456)	(208,802,272)
Net increase in net assets resulting from capital share transactions	471,819,897	481,699,875
Net increase in net assets	489,968,546	495,594,600
NET ASSETS:
Beginning of period	$1,671,600,720	$1,176,006,120
End of period	$2,161,569,266	$1,671,600,720

See Notes to Financial Statements.	19

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest– ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest– ment oper– ations	Net investment income	Net realized gain	Total distri– butions
Institutional Class
6/30/2024(c)	$8.88	$0.40	$0.16	$0.56	$(0.47)	$–	$(0.47)
12/31/2023	8.79	0.91	0.03	0.94	(0.85)	–	(0.85)
12/31/2022	10.58	0.75	(1.64)	(0.89)	(0.76)	(0.14)	(0.90)
12/31/2021	10.37	0.79	0.56	1.35	(0.75)	(0.39)	(1.14)
12/31/2020	10.00	0.74	0.34	1.08	(0.71)	–	(0.71)
2/15/2019 to 12/31/2019(f)	10.00	0.59	0.03	0.62	(0.61)	(0.01)	(0.62)
Class A
6/30/2024(c)	8.88	0.37	0.14	0.51	(0.43)	–	(0.43)
12/31/2023	8.79	0.84	0.03	0.87	(0.78)	–	(0.78)
12/31/2022	10.58	0.68	(1.64)	(0.96)	(0.69)	(0.14)	(0.83)
12/31/2021	10.37	0.71	0.56	1.27	(0.67)	(0.39)	(1.06)
12/31/2020	10.00	0.66	0.48	1.14	(0.77)	–	(0.77)
9/13/2019 to 12/31/2019(g)	9.93	0.19	0.08	0.27	(0.19)	(0.01)	(0.20)
Class U
6/30/2024(c)	8.88	0.36	0.16	0.52	(0.43)	–	(0.43)
12/31/2023	8.80	0.85	0.01	0.86	(0.78)	–	(0.78)
12/31/2022	10.58	0.68	(1.62)	(0.94)	(0.70)	(0.14)	(0.84)
12/31/2021	10.37	0.70	0.57	1.27	(0.67)	(0.39)	(1.06)
6/18/2020 to 12/31/2020(h)	9.10	0.36	1.27	1.63	(0.36)	–	(0.36)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for Institutional Class and Class U assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on February 15, 2019.
(g)	Commenced on September 13, 2019.
(h)	Commenced on June 18, 2020.
(i)	Does not include expenses of the Underlying Funds in which the Fund invests.

20	See Notes to Financial Statements.

			Ratios to Average Net Assets:(i)						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.97	6.40	(d)	1.37	(e)	1.37	(e)	9.01	(e)	$1,216,054	68	(d)
8.88	11.15		1.40		1.41		10.26		963,355	97
8.79	(8.58)		1.39		1.39		7.94		684,810	52
10.58	13.35		1.39		1.40		7.23		408,536	61
10.37	12.84		1.50		1.62		7.92		177,894	119
10.00	6.29	(d)	1.50	(e)	3.79	(e)	6.78	(e)	61,215	50	(d)

8.96	5.89	(d)	2.12	(e)	2.12	(e)	8.26	(e)	739,517	68	(d)
8.88	10.33		2.15		2.16		9.50		588,734	97
8.79	(9.26)		2.14		2.14		7.16		466,141	52
10.58	12.53		2.13		2.14		6.53		439,318	61
10.37	12.02		2.25		2.30		7.01		184,655	119
10.00	2.67	(d)	2.25	(e)	5.39	(e)	6.54	(e)	10	50	(d)

8.97	6.01	(d)	2.12	(e)	2.12	(e)	8.07	(e)	205,998	68	(d)
8.88	10.33		2.15		2.16		9.62		119,511	97
8.80	(9.24)		2.15		2.15		7.50		25,055	52
10.58	12.54		2.13		2.13		6.46		12	61
10.37	18.33	(d)	2.25	(e)	2.30	(e)	7.01	(e)	11	119	(d)

See Notes to Financial Statements.	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

The Fund’s investment objective is total return. The Fund currently offers three classes of Shares: Institutional Class, Class A and Class U. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Institutional Class and Class U shares. The Fund also invests in the Lord Abbett Private Credit Fund 1, LP, (“PCF”) which is a limited partnership available only to the Fund and certain other investment companies managed by Lord Abbett.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign

Notes to Financial Statements (unaudited)(continued)

equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at the most recent monthly NAV. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A and Class U shares bear their class-specific share of all expenses and fees relating to the Fund’s Distribution and Servicing Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Financial Statements (unaudited)(continued)

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase

Notes to Financial Statements (unaudited)(continued)

agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended June 30, 2024, the Fund did not enter into reverse repurchase agreements.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower

Notes to Financial Statements (unaudited)(continued)

prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2024, the Fund did not have any unfunded loan commitments.

(n)	Total Return Swap Contracts–The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(o)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at an annual rate of 1.25%.

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of 1.25% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $18,285 of fund administration fees during the six months ended June 30, 2024.

For the six months ended June 30, 2024 and continuing through June 30, 2025, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class excluding certain of the Fund’s expenses, do not exceed an annual rate of 1.50%.

This agreement may be terminated only upon the approval of the Board.

Distribution and Servicing Plan

The Fund has adopted a Distribution and Servicing Plan for Class A shares and Class U shares of the Fund, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class U
Service	.25%	.25%
Distribution	.50%	.50%

*	The Fund may designate a portion of the aggregate fees as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

Institutional Class does not have a distribution plan.

Distributor

The Distributor is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a

Notes to Financial Statements (unaudited)(continued)

wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund. The Fund may impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2024:

Distributor Commissions	Dealers’ Concessions
$–	$1,990,845

The Distributor received CDSCs of $6,495 for Class A shares, for the six months ended June 30, 2024:

One Trustee and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Credit Opportunities Fund	$–	$95,651,438	$–	$–	$95,651,438

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Credit Opportunities Fund	$–	$130,671,564	$–	$–	$130,671,564

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Credit Opportunities Fund	$–	$(44,309,938)	$(44,309,938)

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of amortization of premium, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Credit Opportunities Fund	$2,225,858,656	$47,101,768	$(110,494,122)	$(63,392,354)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

Purchases	Sales
$1,481,823,022	$1,099,771,563

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2024

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into credit default swap contracts during the six months ended June 30, 2024 (as described in Note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Fund since centrally cleared credit default swaps are traded through a central clearinghouse.

Notes to Financial Statements (unaudited)(continued)

As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(1)	–	$7,912,014
Forward Foreign Currency Exchange Contracts(2)	$777,511	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	–	$5,107,049
Forward Foreign Currency Exchange Contracts(3)	$85,214	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments during the six months ended June 30, 2024, were as follows:

	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	$5,796,490
Forward Foreign Currency Exchange Contracts(2)	$369,237	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(3)	–	$(885,743)
Forward Foreign Currency Exchange Contracts(4)	$2,111,316	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(5)	–	$160,024,147
Forward Foreign Currency Exchange Contracts(5)	$77,351,744	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2024.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(5)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the

Notes to Financial Statements (unaudited)(continued)

counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$777,511	$–	$777,511
Repurchase Agreements	214,033,651	–	214,033,651
Total	$214,811,162	$–	$214,811,162

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$777,511	$–	$–	$(777,511)	$–
Fixed Income Clearing Corp.	54,033,651	–	–	(54,033,651)	–
JPMorgan Securities LLC	160,000,000	–	–	(160,000,000)	–
Total	$214,811,162	$–	$–	$(214,811,162)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$85,214	$–	$85,214
Total	$85,214	$–	$85,214

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$29,796	$–	$(29,796)	$–	$–
Goldman Sachs	31,013	–	–	–	31,013
Toronto Dominion Bank	24,405	–	–	–	24,405
Total	$85,214	$–	$(29,796)	$–	$55,418

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2024.

8.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. From January 1, 2024 through June 30, 2024, independent Trustees’ fees were allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There was an equity based plan available to all Independent Trustees under which Independent Trustees could elect to defer receipt of a portion of Trustees’ fees. The

Notes to Financial Statements (unaudited)(continued)

deferred amounts were treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statement of Operations and in Trustees’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

On June 28, 2024, effective July 5, 2024, shareholders of the Fund elected new Trustees for the Fund and certain other Lord-Abbett-sponsored closed-end funds and the then-current Trustees resigned. Effective July 5, 2024, Independent Trustees’ fees are allocated among these certain Lord Abbett-sponsored closed-end funds based on the net assets of each fund.

9.	LINE OF CREDIT

For the six months ended June 30, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility. Effective August 1, 2024, the Fund ceased being party to the Syndicated Facility and Bilateral Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Fund did not have any securities on loan.

12.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett (“underlying fund”). Typically, private credit investments are not traded in public markets and are illiquid, such that an underlying fund may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. An underlying fund will also be illiquid, and the Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. An underlying fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or the Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the underlying fund’s private credit investment will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in PCF is subject to restrictions on transfer and the Fund currently has no redemption rights. There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF. The Fund indirectly bears the proportionate share of the expenses of the PCF. The annualized expense ratio for the PCF for the six months ended June 30, 2024 was 20.86% consisting of interest and borrowing costs of 20.16% and net operating expenses of 0.70%.

The Fund had the following transactions with the PCF during the six months ended June 30, 2024:

Value at 12/31/2023	Contributions	Withdrawals	Net Realized Gain (Loss	)	Net Change in Appreciation (Depreciation	)	Value at 6/30/2024	Dividend Income
–	20,194,175	–	–		–		20,194,175	$277,622

The Fund has an unfunded commitment to make investments in the PCF at a future date in the amount of $239,805,825 at period end. This unfunded commitment is not recognized as an asset on the Statement of Assets and Liabilities at period end.

Notes to Financial Statements (unaudited)(continued)

13.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding Shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. For the six months ended June 30, 2024, the results of the repurchase offers were as follows:

Repurchase Request Deadline	Repurchase Pricing Date	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased
January 24, 2024	January 24, 2024	$37,944,418	4,273,020	2.28%
April 24, 2024	April 24, 2024	$46,347,043	5,225,146	2.55%
July 24, 2024	July 24, 2024	$55,499,311	6,173,264	2.90%

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s Prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. For many fixed income securities, market risk is significantly, but not necessarily exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a decrease in the value of investments in bonds and other debt securities, while a fall in rates typically causes an increase in value. Equity securities have experienced significantly more volatility in returns than fixed income securities over the long term, although under certain market conditions fixed income securities may have comparable or greater price volatility. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Certain instruments in which the Fund has invested have historically relied upon London Interbank Offered Rate (“LIBOR”). In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer as a result of the transition remain a concern. The Federal Reserve Board effectively automatically replaced the U.S. dollar LIBOR benchmark rate in such contracts, as of June 30, 2023, with SOFR.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-

Notes to Financial Statements (unaudited)(continued)

related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. To the extent that the Fund invests in convertible securities and the investment value of the convertible security is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. The Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy

Notes to Financial Statements (unaudited)(continued)

court under Chapter 11 of the U.S. Bankruptcy Code. Such financings constitute senior liens on an unencumbered security (i.e., security not subject to other creditors’ claims).

Geopolitical and other events, such as war, acts of terrorism, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023

Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	33,731,148	$300,744,086	43,043,583	$380,302,106
Reinvestment of distributions	723,083	6,446,952	1,410,031	12,456,912
Shares reacquired	(7,288,564)	(64,682,818)	(13,875,271)	(122,117,742)
Increase	27,165,667	$242,508,220	30,578,343	$270,641,276

Class A Shares
Shares sold	16,299,463	$145,329,470	19,860,989	$175,622,889
Reinvestment of distributions	2,117,936	18,879,306	3,092,788	27,301,385
Shares reacquired	(2,226,487)	(19,758,906)	(9,668,714)	(85,407,637)
Increase	16,190,912	$144,449,870	13,285,063	$117,516,637

Class U Shares
Shares sold	8,845,818	$78,853,018	10,143,687	$89,482,384
Reinvestment of distributions	741,577	6,613,521	605,796	5,336,471
Shares reacquired	(68,127)	(604,732)	(144,315)	(1,276,893)
Increase	9,519,268	$84,861,807	10,605,168	$93,541,962

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and share repurchase information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of the period ended June 30, 2023. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and above the median of the performance peer group for the three-year period. The Board also considered Lord Abbett’s performance and

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the effective management fees of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the effective management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives distribution and servicing fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of such fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Credit Opportunities Fund	LA-CROPP-3 (08/24)

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
(a) The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.
Not applicable.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment advisory contract is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
(a) The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b) There have been no changes, as of the date of this filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 15:	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) Not applicable.

(b) Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
(a) Not applicable.

(b) Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT CREDIT OPPORTUNITIES FUND

By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer (Principal Executive Officer)

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer (Principal Executive Officer)

Date: August 29, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: August 29, 2024